PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.9%
Municipal Bonds
Alabama 1.7%
Alabama Pub. Sch. & Clg. Auth. Rev., Social Bonds, Series A, Rfdg.	5.000%	11/01/28	1,265	$1,642,425
Black Belt Energy Gas Dist. Rev.,
Proj. 4, Series A-1 (Mandatory put date 12/01/25)	4.000(cc)	12/01/49	3,990	4,538,386
Proj. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	3,000	3,467,790
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	2,000	2,486,020
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	554,205
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	555,910

Mobile Indl. Dev. Brd. Rev., Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	1,018,780
Selma Indl. Dev. Brd. Rev., Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,639,184
Southeast Energy Auth. Cooperative Dist. Rev., Proj. 1, Series A (Mandatory put date 10/01/28)	4.000(cc)	11/01/51	1,000	1,188,770
				17,091,470
Alaska 1.2%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	3,364,350
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,959,595

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,660,298
Valdez Rev.,
Exxon Pipeline Co. Proj., Series B, Rfdg., FRDD (Mandatory put date 06/01/21)	0.010(cc)	12/01/33	400	400,000
Exxon Pipeline Co. Proj., Series C, Rfdg., FRDD (Mandatory put date 06/01/21)	0.010(cc)	12/01/33	1,400	1,400,000
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 06/01/21)	0.020(cc)	12/01/29	3,025	3,025,000
				11,809,243
Arizona 3.2%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B, 3 Month LIBOR + 0.810%	0.945(c)	01/01/37	2,280	2,273,554
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp., Series A	5.000	02/01/29	650	841,158

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Arizona Indl. Dev. Auth. Rev., (cont’d.)
Phoenix Children’s Hosp., Series A	5.000%	02/01/30	300	$395,361

Chandler Indl. Dev. Auth. Rev., Intel Corp., AMT (Mandatory put date 06/03/24)	5.000(cc)	06/01/49	1,035	1,170,844
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,000	1,229,900
Maricopa Cnty. Spl. HealthCare Dist., Series D, GO(hh)	5.000	07/01/28	850	1,085,000
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,573,900
Series A, AMT	5.000	07/01/47	2,000	2,376,940
Sr. Lien, AMT	5.000	07/01/48	2,000	2,414,080
Sr. Lien, Rfdg., AMT	5.000	07/01/32	1,200	1,306,140

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	2,000	2,125,300
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Forward Delivery, Series A, Rfdg.(hh)	5.000	01/01/28	875	1,094,249
Series A, Rfdg.	4.000	01/01/38	2,000	2,309,520
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,800	3,699,528
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,505	4,889,755
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,665,464
				32,450,693
California 10.5%
Alameda Corridor Trans. Auth. Rev., 2nd Sub. Lien, Series B, Rfdg.	5.000	10/01/37	1,500	1,781,580
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	4,945	5,418,335
Bay Area Toll Auth. Rev., Series F-1 (Pre-refunded date 04/01/27)(ee)	5.000	04/01/56	2,000	2,505,140
California Cnty. Tob. Secur. Agcy. Rev., Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	845	853,518
California Hlth. Facs. Fing. Auth. Rev.,
Lucile Salter Packard Children’s Hosp. at Stanford, Series A, Rfdg.(hh)	4.000	05/15/51	2,500	2,857,000
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,166,020
Sutter Hlth., Series D, Rfdg. (Pre-refunded date 08/15/21)(ee)	5.250	08/15/31	1,000	1,010,430
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Village Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,259,470

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California Muni. Fin. Auth. Rev., (cont’d.)
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 06/01/21)	0.030%(cc)	12/01/29	3,370	$3,370,000
Sr. Lien-LINXS APM Proj., AMT	5.000	12/31/43	2,750	3,294,528
Wste. Mgmt., Inc., Rmkt., Series A, AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	1,009,470
California St.,
GO	5.000	03/01/45	3,000	3,434,250
GO, Rfdg.	5.000	11/01/28	2,500	3,247,300
GO, Rfdg.	5.000	12/01/28	1,200	1,561,428
GO, Rfdg.	5.000	08/01/45	500	580,560
GO, Rfdg.	5.000	08/01/46	1,500	1,791,375
Var. Purp., GO	5.000	04/01/42	7,000	7,267,190
Var. Purp., GO	5.250	04/01/35	1,250	1,302,250
Var. Purp., GO, Rfdg.	5.000	09/01/41	4,250	4,301,255
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,269,300
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,547,590

California St. Pub. Wks. Brd. Lease Rev., Forward Delivery, Series A, Rfdg.(hh)	5.000	02/01/28	2,360	2,910,848
California St. Univ. Rev., Systemwide, Series A, Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000	11/01/37	1,250	1,275,225
Foothill-De Anza Cmnty. Clg. Dist., Series C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250	1,260,025
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/26	1,025	1,234,151
Series A-1, Rfdg.	5.000	06/01/28	3,255	4,004,985
Series A-1, Rfdg.	5.000	06/01/29	1,250	1,533,062
Series A-1, Rfdg.	5.000	06/01/30	1,820	2,251,941
Series A-1, Rfdg.	5.000	06/01/33	3,050	3,717,828
Series A-1, Rfdg.	5.000	06/01/35	1,545	1,888,376
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,140	1,587,176
Series A	5.500	11/15/37	1,000	1,498,720
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000	05/15/29	2,000	2,177,740
Los Angls. Int’l., Series A, AMT	5.000	05/15/38	2,500	2,711,100
Sr. Series C, AMT	5.000	05/15/28	1,075	1,366,626
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,228,950
Sub. P3 Proj., Series A, Rfdg., AMT	5.000	05/15/27	655	808,552

Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Series B	5.000	07/01/34	2,500	2,744,275

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

M-S-R Energy Auth. Rev., Series A	6.500%	11/01/39	2,000	$3,290,020
Pittsburg Redev. Agcy., Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	0.974(t)	08/01/25	2,000	1,920,580
Port of Oakland Rev., Sr. Lien, Series P, Rfdg., AMT (Pre-refunded date 05/01/22)(ee)	5.000	05/01/33	1,750	1,820,542
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,176,250
San Diego Cmnty. Clg. Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,512,255
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT	5.000	07/01/38	1,000	1,089,220
Sr. Series B, AMT	5.000	07/01/43	2,000	2,173,660

San Diego Cnty. Wtr. Auth. Rev., Green Bond, Series A, Rfdg.	5.000	05/01/28	750	970,238
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,089,710
Series A, Rfdg., AMT	5.000	05/01/31	3,000	3,997,560

Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	910,056
				106,977,660
Colorado 2.9%
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/27	1,725	2,165,048
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/29	2,070	2,691,642
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/34	2,500	3,210,975
Commonspirit Hlth., Series B-2 (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	2,465	2,960,243
Vail Valley Med. Ctr. Proj.	4.000	01/15/45	1,500	1,637,865

Colorado Springs Co. Util. Sys. Rev., Series C	5.000	11/15/27	1,000	1,272,260
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	885	1,099,789
Series A, Rfdg., AMT	5.250	11/15/22	1,050	1,073,688
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,861,936
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,240,050
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,695,820

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
E-470 Pub. Hwy. Auth.,
Sr. Rev., Series A, Rfdg.	5.000%	09/01/27	1,160	$1,449,675
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,000	1,277,970
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	504,708
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	511,464

Regl. Trans. Dist. Sales Tax Rev., Green Bond Fastracks Proj., Series B, Rfdg.	5.000	11/01/28	1,425	1,846,714
				29,499,847
Connecticut 3.1%
Connecticut St.,
Forward Delivery Social Bonds, Series D, GO, Rfdg.(hh)	5.000	07/15/28	4,500	5,710,545
Series 2021-A, GO	4.000	01/15/28	1,500	1,803,030
Series A, GO	4.000	01/15/33	2,000	2,426,060
Series A, GO	5.000	01/15/32	2,000	2,604,400
Series B, GO, Rfdg.	5.000	05/15/25	2,050	2,413,752
Series C, GO	5.000	06/15/28	1,200	1,533,156

Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Series A, Rfdg.	4.375	09/01/28	1,000	1,010,280
Connecticut St. Hlth. & Ed. Facs. Auth. Rev., Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	1,815	1,938,983
Connecticut St. Spl. Tax Rev.,
Series A	5.000	05/01/28	2,500	3,187,125
Spl. Tax Oblig. Bonds, Series A	5.000	05/01/27	1,165	1,450,087
Spl. Tax Oblig. Bonds, Series A	5.000	05/01/29	4,000	5,205,120
Trans. Infrastructure, Series A	5.000	01/01/38	2,000	2,466,780
				31,749,318
Delaware 0.1%
Delaware Trans. Auth. Rev., Rfdg.	5.000	07/01/28	1,150	1,482,258
District of Columbia 2.0%
Dist. of Columbia Rev.,
Friendship Pub. Chrt. Sch., Rfdg.	5.000	06/01/36	1,385	1,577,584

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia (cont’d.)
Dist. of Columbia Rev., (cont’d.)
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000%	07/01/43	850	$952,799
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	812,682
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,483,687

Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev., Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,495,800
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	2,014,290
Rfdg., AMT	5.000	10/01/26	3,335	4,081,673
Series A, Rfdg., AMT	5.000	10/01/31	2,500	2,652,675
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,137,640
Series C, Rfdg.	5.000	10/01/27	1,000	1,015,530

Washington Metropolitan Area Trans. Auth. Rev., Green Bond, Series A(hh)	5.000	07/15/28	1,875	2,407,725
				20,632,085
Florida 7.2%
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,434,670
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,666,560
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,721,260
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,286,220
Sr. Lien, Rfdg., AGM	5.000	07/01/28	3,000	3,851,880

Citizens Ppty. Ins., Inc. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,047,290
Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,147,250
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	5.625	04/01/43	500	549,300
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	6.000	04/01/42	1,000	1,105,450

Florida Dev. Fin. Corp. Rev., Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	650,271
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,050	1,200,434
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,250	1,461,487

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Grtr. Orlando Avtn. Auth. Rev., Priority Sub. Series A, AMT	5.000%	10/01/42	5,000	$6,025,100
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Sub. Series A, Rfdg., AMT	5.000	10/01/25	1,270	1,403,223
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	5,506,200

JEA Elec. Sys. Rev., Sub. Series A, Rfdg.	5.000	10/01/28	9,000	11,401,471
Miami Beach Redev. Agcy., Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,661,220
Miami Dade Cnty. Wtr. & Swr. Sys. Rev.,
Series B, Rfdg., AGM	5.250	10/01/22	5,145	5,494,500
Wtr. Util. Imps.	5.000	10/01/30	1,530	2,060,987

Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,188,370
Orlando Util. Commn. Rev., Series B, (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	2,475	2,538,533
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	579,980
Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarasota Mem. Hosp.	4.000	07/01/48	2,860	3,244,355
Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,483,060

South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,215,430
Tampa Hlth. Sys. Rev., Baycare Hlth. Sys., Series A, Rfdg.	5.000	11/15/33	3,090	3,218,977
Village CDD No. 6,
Spl. Assess., Rfdg.	4.000	05/01/27	325	376,629
Spl. Assess., Rfdg.	4.000	05/01/28	335	387,602
Spl. Assess., Rfdg.	4.000	05/01/29	345	397,333

Village CDD No. 7, Spl. Assess., Rfdg.	4.000	05/01/23	1,055	1,125,801
Village CDD No. 10, Spl. Assess.	4.500	05/01/23	320	329,363
Village CDD No. 13,
Spl. Assess.	3.375	05/01/34	495	533,422
Spl. Assess., 144A	2.625	05/01/30	1,000	1,028,430
				73,322,058

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia 1.9%
Atlanta GA Dept. Avtn. Rev., Series B, Rfdg., AMT	5.000%	07/01/29	830	$1,073,223
Georgia St. Road & Twy. Auth. Rev., Grant Anticipation Rev. Vehicle	5.000	06/01/27	2,630	3,290,998
Main Street Natural Gas, Inc. Rev.,
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	4,370	5,041,057
Sub. Series C (Mandatory put date 12/01/23)	4.000(cc)	08/01/48	3,160	3,426,862

Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. 1	2.250	07/01/25	1,000	1,048,970
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000	11/01/24	1,050	1,175,601
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,691,504

Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design Proj.	5.000	04/01/44	2,120	2,361,977
				19,110,192
Hawaii 0.9%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,155,010
Series A, AMT	5.000	07/01/48	3,000	3,690,510

Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,560	2,844,185
Hawaii St. Hwy. Fd. Rev., Hwy. Imps.(hh)	5.000	01/01/41	1,000	1,311,730
				9,001,435
Idaho 0.2%
Idaho Hsg. & Fin. Assoc. Rev., Grant Anticipation Rev. Vehicle, Series A, Rfdg.	5.000	07/15/29	1,405	1,835,253
Illinois 12.0%
Chicago Brd. of Ed. Rev.,
Series C, GO, Rfdg.	5.000	12/01/22	1,500	1,597,320
Spl. Tax	5.000	04/01/46	1,000	1,128,540
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Arpt. Sr. Lien, Series B, Rfdg., AMT (Pre-refunded date 01/01/22)(ee)	5.000	01/01/32	2,000	2,054,000
Series A, Rfdg., AMT	5.000	01/01/33	1,310	1,501,784
Series B, Rfdg.	5.000	01/01/32	1,500	1,733,940
Sr. Lien, Series D	5.250	01/01/42	2,000	2,454,340

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago Trans. Auth. Rev.,
2nd Lien	5.000%	12/01/46	3,000	$3,582,420
Transit Imps. (Pre-refunded date 12/01/21)(ee)	5.250	12/01/40	1,000	1,025,310
Chicago Wstewtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,000	2,218,460
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/29	355	408,861
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	450	517,711
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,277,260
2nd Lien, Series A	5.000	01/01/47	1,000	1,196,930
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,325	1,403,109
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,875,959
2nd Lien, Series A-1	5.000	11/01/27	510	613,938
2nd Lien, Series A-1	5.000	11/01/30	1,495	1,795,764
Chicago, IL,
Proj. Series A, GO	5.250	01/01/35	1,950	1,956,591
Proj. Series A, GO, Rfdg.	5.250	01/01/29	1,185	1,312,909
Rmkt., Series 2002B, GO	5.250	01/01/28	1,850	2,117,899
Rmkt., Series 2002B, GO	5.500	01/01/37	600	685,914
Rmkt., Series 2003B, GO, Rfdg.	5.500	01/01/30	1,000	1,150,610
Series A, GO	5.500	01/01/33	960	1,102,435
Series C, GO, Rfdg.	5.000	01/01/23	270	276,480
Series C, GO, Rfdg.	5.000	01/01/24	340	375,367
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,168,980

Cook Cnty., Series A, GO, Rfdg.	5.000	11/15/28	1,050	1,341,028
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,829,115
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,419,923
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/29	2,000	2,606,500
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	05/15/50	1,300	1,564,940
Univ. of Chicago, Series A, Rfdg.(hh)	5.000	10/01/28	1,500	1,904,550
Illinois St.,
GO	5.000	02/01/24	1,195	1,330,692
GO	5.000	11/01/30	500	597,875
GO	5.000	04/01/31	1,000	1,095,100
GO	5.250	02/01/29	2,000	2,208,360
GO, Rfdg.	5.000	08/01/24	2,000	2,104,720
GO, Rfdg.	5.000	02/01/25	1,315	1,511,329
Series A, GO	5.000	04/01/22	1,730	1,795,965
Series A, GO	5.000	12/01/39	2,500	2,969,750

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
Series A, GO, Rfdg.	5.000%	10/01/28	750	$932,250
Series C, GO	5.000	11/01/29	1,000	1,210,350
Series D, GO	5.000	11/01/22	1,950	2,076,380
Series D, GO	5.000	11/01/23	3,730	4,133,213
Series D, GO	5.000	11/01/26	6,150	7,423,788
Series D, GO	5.000	11/01/27	2,210	2,717,946
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,344,719
Series C	5.000	01/01/39	2,000	2,298,520
Sr. Rev. Bonds, Series A, Rfdg.	5.000	01/01/28	5,000	6,322,000
Sr. Rev., Series C, Rfdg.	5.000	01/01/31	3,000	3,937,380
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	2.398(t)	12/15/34	10,000	7,240,900
McCormick Place Expansion, Series A, CABS, NATL	2.555(t)	06/15/37	7,500	4,990,875
Railsplitter Tob. Settlement Auth. Rev.,
Series 2010 (Pre-refunded date 06/01/21)(ee)	6.000	06/01/28	1,250	1,250,000
Tob. Set. Funded	5.000	06/01/27	1,150	1,388,291
Tob. Set. Funded	5.000	06/01/28	1,055	1,272,309

Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	4,029,813
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,660,175
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,897,920

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	1,097,230
				123,036,737
Indiana 1.0%
Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,130	2,552,869
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	623,544

Indianapolis Loc. Pub. Impvt. Bank Rev., Courthouse & Jail Proj., Series A, Rfdg.	4.000	02/01/44	4,250	4,931,530
Whiting, IN Rev., BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,436,905
				10,544,848

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Iowa 0.9%
Iowa Tob. Settlement Auth. Rev., Sr. Series A-2, Class 1, Rfdg.	5.000%	06/01/30	200	$262,572
PEFA, Inc. Gas Proj. Rev., Series A-1 (Mandatory put date 09/01/26)	5.000(cc)	09/01/49	7,815	9,384,799
				9,647,371
Kansas 0.2%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,532,238
Kentucky 1.8%
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	3,210	3,571,350
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	3,370	3,787,071
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	5,230	6,220,928
Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Rfdg. (Mandatory put date 09/01/23)	0.700(cc)	06/01/40	1,000	1,001,040
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,618,905

Trimble Cnty. Elec. Pwr. & Lt. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,249,685
				18,448,979
Louisiana 0.6%
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	11,852
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,320,201
Tulane Univ. of Louisiana, Rfdg.	5.000	04/01/29	1,000	1,286,160

Louisiana St. Hwy. Impt. Rev., Series A (Pre-refunded date 06/15/24)(ee)	5.000	06/15/34	1,250	1,429,325
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000(cc)	12/01/40	1,500	1,551,915
				6,599,453

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Maine 0.3%
Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000%	07/01/27	1,200	$1,495,272
Maine Hlth., Series A	5.000	07/01/28	1,140	1,454,138
				2,949,410
Maryland 0.4%
Maryland St. Trans. Auth. Rev., Series A, Rfdg.	5.000	07/01/28	1,280	1,646,861
Washington Suburban Sanitary Commn. Rev., Consol. Pub. Impvt., 2nd Series	4.000	06/01/40	2,150	2,460,696
				4,107,557
Massachusetts 0.7%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, Rfdg., NATL	5.500	07/01/27	1,325	1,700,796
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M, Rfdg.	5.500	02/15/28	3,000	3,924,810
Massachusetts St. Port Auth. Rev.,
Series A, AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/42	1,000	1,050,570
Series A, Rfdg., AMT	5.000	07/01/27	320	397,200
				7,073,376
Michigan 1.2%
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/28	1,500	1,902,645
Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	250	322,772
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	1,000	1,315,110
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	2,250	2,953,980
Sr. Series A, Class 1, Rfdg.	5.000	06/01/33	2,750	3,591,472

Michigan St. Bldg. Auth. Rev., Facs. Prog., Series I-A, Rfdg. (Pre-refunded date 10/15/21)(ee)	5.375	10/15/41	750	764,453
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,603,215
				12,453,647
Minnesota 0.2%
Rochester Rev., Mayo. Clnc.	4.000	11/15/48	2,000	2,277,660

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Mississippi 1.0%
Mississippi Bus. Fin. Corp. Rev.,
Chevron USA, Inc. Proj., Series E, FRDD (Mandatory put date 06/01/21)	0.010%(cc)	12/01/30	1,170	$1,170,000
Chevron USA, Inc., Series F, FRDD (Mandatory put date 06/01/21)	0.020(cc)	11/01/35	7,565	7,565,000
Chevron USA, Inc., Series L, FRDD (Mandatory put date 06/01/21)	0.010(cc)	11/01/35	1,350	1,350,000
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	527,370
				10,612,370
Missouri 1.0%
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,878,525
Series C, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/52	2,500	3,182,000

Univ. of Missouri Rev., Series B, Rfdg.	5.000	11/01/30	2,555	3,451,166
				10,511,691
Nebraska 0.6%
Central Plns. Energy. Proj. Rev., Proj. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	4,445	4,934,172
Douglas Cnty. Hosp. Auth. No. 2 Rev., Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,500,492
				6,434,664
New Jersey 8.0%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,624,530
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,326,287
American Wtr. Co., Inc., Series B, Rfdg., AMT (Mandatory put date 06/01/23)	1.200(cc)	11/01/34	1,000	1,014,720
NJ American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	621,163
Sch. Facs. Construction	5.000	06/15/29	1,500	1,905,690
Sch. Facs. Construction, Series NN, Rfdg.	5.000	03/01/27	2,950	3,185,823
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,381,400
Series BBB, Rfdg.	5.500	06/15/30	1,500	1,853,550

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)

New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000%	07/01/44	2,500	$2,806,700
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,825,110
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,227,186
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,585	1,903,791
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,099,260
Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,116,240

New Jersey St. Sales Tax Rev., Covid-19 GO Emergency Bonds, Series A, GO	5.000	06/01/29	3,370	4,364,554
New Jersey Tpke. Auth. Rev.,
Series A	5.000	01/01/28	1,505	1,711,772
Series A	5.000	01/01/48	2,155	2,675,476
Series A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	1,984,622
Series A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,115	1,173,682
Series B, Rfdg.	5.000	01/01/27	2,125	2,614,494
Series D, Rfdg.	5.000	01/01/28	2,150	2,614,185
Series E, Rfdg.	5.000	01/01/32	2,030	2,520,346
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.(hh)	5.000	06/15/27	1,200	1,400,484
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,000	1,230,400
Trans. Sys. Bond, Rfdg.	5.000	12/15/26	500	607,960
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	3,565	4,497,034
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,531,787
Trans. Sys., Series A, Rfdg.	5.500	12/15/23	3,550	4,005,287
Trans. Sys., Series B	5.500	06/15/31	1,090	1,092,006
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,455	2,833,954
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/23	1,105	1,206,770
Series A, Rfdg.	5.000	06/01/25	2,345	2,750,802
Series A, Rfdg.	5.000	06/01/27	1,570	1,948,590
Series A, Rfdg.	5.000	06/01/28	2,320	2,953,662
Series A, Rfdg.	5.000	06/01/29	2,480	3,128,917
Series A, Rfdg.	5.000	06/01/37	2,000	2,452,080
Series A, Rfdg.	5.250	06/01/46	5,500	6,634,430
				81,824,744
New Mexico 0.3%
Farmington Rev., Pub. Svcs. Co. of San Juan, Series C, Rfdg. (Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	3,046,440

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 6.0%
Long Island Pwr. Auth. Rev., Notes	1.000%	09/01/25	4,000	$4,030,480
Metropolitan Trans. Auth. Rev.,
Series D, Rfdg.	5.000	11/15/21	690	704,925
Series D, Rfdg.	5.000	11/15/21	1,395	1,425,174

New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Series A, Rfdg., AGM	5.000	03/01/28	750	938,977
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Series S-1A	5.250	07/15/37	3,000	3,017,940
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec’d., Sub. Series D-1	5.000	11/01/38	3,000	3,058,530
Future Tax Sec’d., Sub. Series D-1, Rfdg.	5.000	11/01/28	3,390	4,396,254
New York City Wtr. & Swr. Sys. Rev.,
Sub. Series CC-2	5.000	06/15/28	2,330	2,894,536
Wtr. & Swr. 2nd Gen. Resolution, Series DD, Rfdg.	5.000	06/15/29	2,500	3,302,450

New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,787,887
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,220,660
Mount Sinai Sch. of Medicine, Series A, Rfdg.	5.000	07/01/21	1,685	1,691,235
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/21	2,000	2,008,280
Series A, Rfdg.	5.000	03/15/29	3,025	3,933,710
St. Johns Univ., Series A, Rfdg.	4.000	07/01/48	2,625	3,130,181

New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fing., Series B, ETM(ee)	5.500	10/15/23	3,750	4,202,550
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT	5.000	12/01/25	800	948,552
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,119,360
New York, NY,
Fiscal 2008, Rmkt., Series J-10, GO	5.000	08/01/26	1,000	1,220,640
Fiscal 2015, Rmkt., Sub-Series F-4, GO, (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,346,500
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000	07/15/28	1,500	1,914,495
Series 226, Rfdg., AMT(hh)	5.000	10/15/27	975	1,218,438
Triborough Bridge & Tunnel Auth. Rev.,
Series A-1, Rfdg.	4.000	05/15/46	2,500	2,995,050
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	2,156,140

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

TSASC, Inc. Rev., Series A, Rfdg.	5.000%	06/01/41	2,000	$2,329,040
Util. Debt Secur. Auth. Rev., Series TE, Rfdg.	5.000	12/15/41	2,585	2,876,123
				60,868,107
North Carolina 0.8%
Charlotte Mecklenburg Hosp. Auth. Rev., Atrium Hlth. Oblig. Grp., Series C (Mandatory put date 12/01/28)	5.000(cc)	01/15/50	1,000	1,287,410
Charlotte NC Arpt. Spl. Facs. Rev., Series B, Rfdg., AMT	4.000	07/01/51	1,200	1,428,096
North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys. Rev., Series A, Rfdg. (Pre-refunded date 01/01/22)(ee)	6.000	01/01/26	650	672,315
North Carolina Med. Care Commn. Rev., Caromont Hlth., Series B, (Mandatory put date 02/01/26)	5.000(cc)	02/01/51	990	1,190,267
North Carolina Tpke. Auth. Rev., BANS	5.000	02/01/24	3,000	3,365,010
				7,943,098
Ohio 4.4%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	579,706
Allen Cnty. Hosp. Facs. Rev., Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,449,580
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	3,485	4,406,504
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/29	405	521,401
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/31	3,930	5,123,541
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,135	4,042,959
Franklin Cnty. Hosp. Facs. Rev.,
Hosp. Facs.	4.125	05/15/45	2,000	2,225,820
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,175,940
Nationwide Children’s Hosp. Proj., Rfdg.	4.000	11/01/47	2,400	2,659,632
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	5,519,771
Ohio Hlth. Corp., Series A (Pre-refunded date 11/15/21)(ee)	5.000	11/15/41	2,000	2,044,240

Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,120	1,290,509

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)

Lucas Cnty. Hosp. Rev., Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500%	11/15/37	875	$900,287
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250	08/01/41	800	806,624
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	522,025
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,566,045

Ohio St. Higher Edl. Facs. Commn. Rev., Cleveland Clnc. Hlth. Sys. Oblig. Series A-1, Rfdg. (Pre-refunded date 01/01/23)(ee)	5.000	01/01/42	2,000	2,153,080
Ohio St. Rev.,
Cleveland Clnc. Hlth. Sys. Series A, Rfdg.	4.000	01/01/36	2,500	2,933,250
Cleveland Clnc. Hlth. Sys. Series A, Rfdg.	5.000	01/01/28	2,370	3,020,162
Grant Anticipation Rev. Vehicle, Series 1-A(hh)	5.000	12/15/28	800	1,037,904
				44,978,980
Oklahoma 1.5%
Oklahoma Dev. Fin. Auth. Rev.,
Gilcrease Expressway West, AMT	1.625	07/06/23	1,500	1,512,105
St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000	02/15/42	1,500	1,551,225
Oklahoma Tpke. Auth. Rev.,
2nd Sr. Series A, Rfdg.	5.000	01/01/28	2,265	2,881,307
2nd Sr. Series A, Rfdg.	5.000	01/01/29	1,000	1,301,500
Series A	4.000	01/01/48	2,000	2,247,520
Series A	5.000	01/01/42	3,000	3,561,930

Stillwater Util. Auth. Rev., Series A	5.000	10/01/39	1,865	2,117,931
				15,173,518
Pennsylvania 5.4%
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	5.000	07/01/25	350	399,049
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg. (Pre-refunded date 12/01/21)(ee)	5.375	12/01/41	2,700	2,769,984
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	2,125	2,479,514

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Comnwlth. Fing. Auth. Rev., (cont’d.)
Tob. Mstr. Settlement Payment Bonds	5.000%	06/01/28	1,280	$1,610,099
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,095	1,346,160

Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	2,000	2,614,300
Geisinger Auth. Rev.,
Geisinger Hlth. Sys. Oblig. Grp., Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	04/01/43	1,000	1,221,750
Series A-1	5.125	06/01/41	2,000	2,000,000

Gen. Auth. of Southcentral Pennsylvania Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg. (Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	3,000	3,421,950
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,363,500
Pennsylvania Econ. Dev. Fing. Auth. Rev., Wste. Mgmt., Inc. Proj., Series A, AMT (Mandatory put date 08/02/21)	0.700(cc)	08/01/37	1,000	1,000,740
Pennsylvania Higher Edl. Facs. Auth. Rev.,
Trustees Univ. of Pennsylvania, Series A	4.000	08/15/41	3,200	3,654,176
Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/28	1,735	2,233,656
Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/49	2,000	2,495,800
Pennsylvania Tpke. Commn. Rev.,
Series A	5.000	12/01/38	1,000	1,151,970
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,753,425
Series A-2, Rfdg.	5.000	12/01/26	790	978,960
Series A-2, Rfdg.	5.000	12/01/28	815	1,035,881
Series B	5.000	12/01/45	7,000	8,245,020
Sub. Series A-1	5.000	12/01/25	1,100	1,308,813
Sub. Series B, Rfdg.	5.000	06/01/29	1,860	2,238,845
Sub. Series B-1	5.250	06/01/47	2,000	2,420,640

Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp., Rfdg.	4.000	07/01/37	1,075	1,240,754
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	791,369
16th Series A, AGM	5.000	08/01/29	1,000	1,288,650

Philadelphia, Wtr. & Wstewtr. Rev., Series A	5.000	11/01/27	1,180	1,483,508
Univ. of Pittsburgh Comnwlth. Sys. of Higher Ed. Rev., Rfdg.	4.000	04/15/26	2,250	2,607,728
				55,156,241

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 0.9%
Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev.,
Sr. Lien, Series A	5.750%	07/01/37	1,260	$1,317,683
Sr. Lien, Series A	6.000	07/01/47	1,050	1,100,925
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	1.766(t)	07/01/24	1,559	1,476,654
Series A-1, CABS	1.827(t)	07/01/27	6,342	5,677,358
				9,572,620
Rhode Island 0.8%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250	08/15/43	3,815	4,751,506
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/22	325	340,314
Series A, Rfdg.	5.000	06/01/24	395	448,475
Series A, Rfdg.	5.000	06/01/40	2,350	2,617,830
				8,158,125
South Carolina 1.4%
South Carolina Prt. Auth. Rev., AMT	4.000	07/01/45	1,000	1,095,500
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg.	5.125	12/01/43	2,000	2,213,480
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,412,980
Series A, Rfdg.	5.000	12/01/29	1,300	1,521,273
Series A, Rfdg.	5.000	12/01/31	4,595	6,125,411
				14,368,644
South Dakota 0.1%
Edl. Enhancement Fdg. Corp. Rev., Series B, Rfdg.	5.000	06/01/27	1,000	1,091,320
Tennessee 0.9%
Memphis Shelby Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	07/01/25	775	908,021
Tennergy Corp. Rev., Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	3,500	4,164,790

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee (cont’d.)
Tennessee Energy Acq. Corp. Gas Rev.,
Series A	5.250%	09/01/26	2,605	$3,108,677
Series C	5.000	02/01/22	1,050	1,080,282
				9,261,770
Texas 7.1%
Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	1,250	1,419,238
Series C	5.000	01/01/27	800	946,624
Sr. Lien, Series A	5.000	01/01/40	1,395	1,613,959
Sr. Lien, Series A	5.000	01/01/45	1,000	1,152,270
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,107,320
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,131,540
Dallas-Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/27	1,280	1,613,888
Series A, Rfdg.	5.000	11/01/25	1,250	1,493,900
Series A, Rfdg.	5.000	11/01/26	875	1,076,224

Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,167,240
Gulf Coast Wste. Disp. Auth. Rev.,
ExxonMobil Proj., FRDD (Mandatory put date 06/01/21)	0.040(cc)	09/01/25	14,350	14,350,000
ExxonMobil Proj., FRDD (Mandatory put date 06/01/21)	0.040(cc)	12/01/25	5,470	5,470,000
ExxonMobil Proj., Series A, FRDD (Mandatory put date 06/01/21)	0.030(cc)	06/01/30	210	210,000
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Mem. Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,310	2,836,056
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,160	1,337,735

Harris Cnty. Metro. Trans. Auth. Tax Rev., Series A, Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000	11/01/36	3,000	3,060,120
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Rfdg.	5.000	08/15/28	1,250	1,612,688
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	3,000	3,709,800
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/21)(ee)	5.000	07/01/25	1,045	1,048,929
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	5,640	5,922,395

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Houston Arpt. Sys. Rev., (cont’d.)
Sub. Lien, Series B, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000%	07/01/32	2,000	$2,104,180

Lower Colorado River Auth. Rev., LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/27	1,750	2,174,603
Lower Neches Vlly. Auth. Indl. Dev. Corp. Rev., ExxonMobil Proj., Series B, Rfdg., FRDD (Mandatory put date 06/01/21)	0.030(cc)	11/01/29	2,935	2,935,000
Matagorda Cnty. Navigation Dist. No. 1 Rev., Cent. Pwr. & Lt., Rmkt., Rfdg., AMT (Mandatory put date 09/01/23)	0.900(cc)	05/01/30	1,250	1,253,400
North Texas Twy. Auth. Rev.,
1st Tier, Series A, Rfdg.	5.000	01/01/28	650	776,958
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,529,212
2nd Tier, Series B, Rfdg.	5.000	01/01/27	970	1,197,902
2nd Tier, Series B, Rfdg.	5.000	01/01/28	1,255	1,588,692
Series A, Rfdg.	5.000	01/01/26	505	565,125
Series B, Rfdg.	5.000	01/01/45	2,000	2,289,660
Spl. Projs., Series A (Pre-refunded date 09/01/21)(ee)	5.500	09/01/41	1,000	1,013,080
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	561,450
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,696,995
				72,966,183
Utah 2.1%
Cnty. of Utah Rev.,
IHC Hlth. Serv., Inc., Series A, Rfdg.	4.000	05/15/41	5,000	5,819,050
IHC Hlth. Serv., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	6,560	8,005,759
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/23	2,000	2,186,480
Series A, AMT	5.000	07/01/28	2,070	2,599,754
Series A, AMT	5.250	07/01/48	2,000	2,410,360
				21,021,403
Virginia 0.9%
Fairfax Cnty. Indl. Dev. Auth. Rev.,
Healthcare, Inova Hlth. Sys.	5.000	05/15/40	2,175	2,268,612
Healthcare, Inova Hlth. Sys., Series A, Rfdg.	4.000	05/15/48	3,000	3,423,270

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia (cont’d.)

Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Series B, Rfdg.	4.000%	11/01/48	2,000	$2,286,960
Wise Cnty. Indl. Dev. Auth. Rev., VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	766,680
				8,745,522
Washington 1.9%
Port of Seattle Rev.,
Intermediate Lien, Series C, Rfdg., AMT	5.000	02/01/24	2,500	2,506,050
Series A, AMT	5.000	05/01/43	1,500	1,768,365
Series B, Rfdg., AMT	5.000	09/01/26	1,115	1,127,499

Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev., Rfdg. & Impvt., Series A	5.000	12/01/37	1,000	1,102,230
Univ. of Washington Rev.,
Forward Delivery, Series C, Rfdg.	5.000	04/01/31	1,250	1,665,212
Forward Delivery, Series C, Rfdg.	5.000	04/01/32	1,250	1,654,238
Forward Delivery, Series C, Rfdg.	5.000	04/01/34	1,000	1,315,690
Forward Delivery, Series C, Rfdg.	5.000	04/01/35	1,750	2,297,523
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	620	734,210
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	3,017,427
Seattle Children’s Hosp., Series A (Pre-refunded date 10/01/22)(ee)	5.000	10/01/42	2,300	2,445,889
				19,634,333
West Virginia 0.4%
Harrison Cnty. Commn. Rev., Monongahela Pwr. Co. Proj., Series A, Rfdg., AMT (Mandatory put date 10/15/21)	3.000(cc)	10/15/37	500	503,960
West Virginia Econ. Dev. Auth. Rev., Wheeling Pwr. Co. Mitchell Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 04/01/22)	3.000(cc)	06/01/37	500	509,975
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig., Series B, Rfdg.	5.000	01/01/43	1,000	1,214,220
West Virginia Prkwys. Auth. Rev., Sr. Tpke. Toll	4.000	06/01/47	1,970	2,237,231
				4,465,386

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 0.2%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000%	11/15/43	1,500	$1,732,755

Total Long-Term Investments (cost $958,803,193)				1,022,200,702

Short-Term Investments 1.0%
Municipal Bonds
Pennsylvania 0.0%
Westmoreland Cnty. Indl. Dev. Auth. Rev., Excela Hlth. Proj., Series A, Rfdg.	4.000	07/01/21	250	250,720
Texas 1.0%
Texas St. Rev., TRANS	4.000	08/26/21	10,200	10,292,514

Total Short-Term Investments (cost $10,543,382)				10,543,234

TOTAL INVESTMENTS 100.9% (cost $969,346,575)				1,032,743,936
Liabilities in excess of other assets(z) (0.9)%				(9,422,327)

Net Assets 100.0%				$1,023,321,609

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guarantee Corp.
PSFG—Permanent School Fund Guarantee

PGIM National Muni Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
TCRs—Transferrable Custodial Receipts
TRANS—Tax and Revenue Anticipation Notes

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2021.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
85	20 Year U.S. Treasury Bonds	Sep. 2021	$13,305,156	$(43,219)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).